FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Summary of financial assets measured at fair value

	Financial Assets At Fair Value as of
	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(HK$in thousands)
Available-for-sale financial securities	—	93,773	—	93,773

	Financial Assets At Fair Value as of
	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(HK$in thousands)
Available-for-sale financial securities	—	59,348	—	59,348

Summary of carrying value, fair value, and fair value hierarchy category of certain financial assets and liabilities that are not recorded at fair value

	As of December 31, 2019
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(HK$in thousands)
Financial assets, not measured at fair value
Cash and cash equivalents	362,574	362,574	362,574	—	—
Cash held on behalf of clients	14,540,863	14,540,863	14,540,863	—	—
Loans and advances	4,188,689	4,188,689	—	4,188,689	—
Receivables:
Clients	247,017	247,017	—	247,017	—
Brokers	1,226,348	1,226,348	—	1,226,348	—
Clearing organization	304,080	304,080	—	304,080	—
Interest	16,892	16,892	—	16,892	—
Other financial assets	64,184	64,184	—	64,184	—
Total financial assets, not measured at fair value	20,950,647	20,950,647	14,903,437	6,047,210	—

	As of December 31, 2019
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(HK$in thousands)
Financial liabilities, not measured at fair value
Amounts due to related parties	33,628	33,628	—	33,628	—
Payables:
Clients	15,438,879	15,438,879	—	15,438,879	—
Brokers	1,484,243	1,484,243	—	1,484,243	—
Interest	519	519	—	519	—
Borrowings	1,467,586	1,467,586	—	1,467,586	—
Securities sold under agreements to repurchase	1,590	1,590	—	1,590	—
Operating lease liabilities	172,466	172,466	—	172,466	—
Other financial liabilities	31,993	31,993	—	31,993	—
Total financial liabilities, not measured at fair value	18,630,904	18,630,904	—	18,630,904	—

	As of December 31, 2018
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(HK$in thousands)
Financial assets, not measured at fair value
Cash and cash equivalents	215,617	215,617	215,617	—	—
Cash held on behalf of clients	11,771,487	11,771,487	11,771,487	—	—
Loans and advances	3,086,904	3,086,904	—	3,086,904	—
Receivables:
Clients	120,256	120,256	—	120,256	—
Brokers	425,849	425,849	—	425,849	—
Clearing organization	175,955	175,955	—	175,955	—
Interest	49,427	49,427	—	49,427	—
Other financial assets	41,019	41,019	—	41,019	—
Total financial assets, not measured at fair value	15,886,514	15,886,514	11,987,104	3,899,410	—

	As of December 31, 2018
	Carrying	Fair
	Value	Value	Level 1	Level 2	Level 3
	(HK$ in thousands)
Financial liabilities, not measured at fair value
Amounts due to related parties	8,591	8,591	—	8,591	—
Payables:
Clients	12,304,717	12,304,717	—	12,304,717	—
Brokers	920,871	920,871	—	920,871	—
Interest	2,405	2,405	—	2,405	—
Borrowings	1,576,251	1,576,251	—	1,576,251	—
Other financial liabilities	11,503	11,503	—	11,503	—
Total financial liabilities, not measured at fair value	14,824,338	14,824,338	—	14,824,338	—

Summary of amounts of financial instruments that are not offset in the consolidated balance sheets, but could be netted against cash or financial instruments with specific counterparties under master netting agreements

	Effects of offsetting on the balance sheet			Related amounts not offset
Net
		Gross	amounts	Amounts
		amounts	presented	subject to
		set off in	in the	master	Financial
	Gross	the balance	balance	netting	instrument	Net
2019	amount	sheet	sheet	arrangements	collateral	amount
HK$in thousands
Financial Assets
Amounts due from clearing organization	2,925,936	(2,621,856)	304,080	—	—	304,080
Deposit paid for securities borrowed (1)	1,126,300	—	1,126,300	—	(935,443)	190,857
Financial liabilities
Amounts due to clearing organization	—	—	—	—	—	—
Deposit received for securities lent (1)	1,342,738	—	1,342,738	—	(935,443)	407,295

	Effects of offsetting on the balance sheet			Related amounts not offset
Net
		Gross	amounts	Amounts
		amounts	presented	subject to
		set off in	in the	master	Financial
	Gross	the balance	balance	netting	instrument	Net
2018	amount	sheet	sheet	arrangements	collateral	amount
HK$ in thousands
Financial Assets
Amounts due from clearing organization	1,472,596	(1,296,641)	175,955	—	—	175,955
Deposit paid for securities borrowed (1)	397,675	—	397,675	—	(299,173)	98,502
Financial liabilities
Amounts due to clearing organization	—	—	—	—	—	—
Deposit received for securities lent (1)	488,068	—	488,068	—	(299,173)	188,895
(1)

The Operating Company borrows securities from a securities lender and subsequently lends the securities to clients or vice versa under Stock Yield Enhancement Program. Under these agreements, the Operating Company receives or provides deposits for securities lending and borrowing purpose. For presentation purposes, these amounts presented are included in “Receivables from brokers/clients” and "Payables to clients/brokers" in the consolidated balance sheets.